Leases - Carrying amounts and movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets - Properties
Balance at the beginning	R$ 30,022	R$ 21,631
Additions	22,146	12,391
Disposal	(334)	(253)
Lease modification	200	2,080
Depreciation expense	(16,456)	(8,537)
Business combination	382	2,710
Balance at the end	R$ 35,960	R$ 30,022
Average annual depreciation rate	29.40%	27.50%
Lease liabilities
Balance at the beginning	R$ 35,220	R$ 25,857
Additions	22,146	12,391
Disposal	(329)	(244)
Lease modification	200	2,080
Business combination	382	2,710
Interest expense	4,795	3,036
Payments of lease liabilities	(15,729)	(8,160)
Discounts on leases	(273)	(350)
Interest paid	(3,294)	(2,100)
Balance at the end	43,118	35,220
Guarantee payment due in lease agreements	R$ 10,903
Rate per year (as percent)	1.95%
Rent expense from short-term leases and low-value assets	R$ 2,673	R$ 2,329